Taxes Payable and Amounts to be Refunded to Customers - Schedule of Taxes and Amounts to be Refunded to Customers (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Taxes Payable and Amounts to be Refunded to Customers
Beginning Balance	R$ 3,304	R$ 3,023
ICMS to be refunded		341
Refund to consumers	(1,909)	(2,360)
Additional tax credits - Law 14.385/2022		1,419
Financial adjustments - Selic	190	881
Federal Revenue Inspection	(67)
Ending balance	R$ 1,518	R$ 3,304